UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL fUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2019 through June 30, 2020

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05476
Reporting Period: 07/01/2019 - 06/30/2020
Lord Abbett Global Fund, Inc.

==================== Lord Abbett Emerging Markets Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Lord Abbett Emerging Markets Corporate Debt Fund ===============

VEDANTA LIMITED

Ticker:       500295         Security ID:  92242Y100
Meeting Date: DEC 06, 2019   Meeting Type: Special
Record Date:  NOV 14, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Krishnamurthi Venkataramanan    For       For          Management
      to Continue Office as Non-Executive
      Independent Director
2     Reelect Krishnamurthi Venkataramanan    For       For          Management
      as Director

--------------------------------------------------------------------------------

VEDANTA LIMITED

Ticker:       500295         Security ID:  92242Y100
Meeting Date: JUN 24, 2020   Meeting Type: Special
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Voluntary Delisting of the      For       For          Management
      Company's Equity Shares from BSE
      Limited, NSE of India Limited and
      Withdrawal of Permitted to Trade
      Status on the MSE of India Limited,
      and Delisting of the Company's ADS
      from the NYSE and Deregistration from
      the SEC

========================= Lord Abbett Global Bond Fund =========================

NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 21, 2020   Meeting Type: Annual
Record Date:  APR 03, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By: /s/ Vito A. Fronda

Vito A. Fronda

Chief Financial Officer and Treasurer

Date: August 21, 2020